Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We generally grant one-time new hire equity awards to our employees, including executives, upon their commencement of employment with us, or upon their promotion to a new position. Additionally, as part of our ongoing executive compensation review and alignment process, we have periodically granted additional equity awards to our executives.
The Compensation Committee granted an equity award to Mr. Taneja in October 2024, following the 2024 review of our compensation programs discussed in “Compensation Philosophy” above and considering his promotion in August 2023 to the role of Chief Financial Officer. Approximately 80% of Mr. Taneja’s equity award was granted as stock options and 20% of the award was granted as restricted stock units. See “Executive Compensation for Fiscal Year 2024 — Grants of Plan-Based Awards in 2024” and “Executive Compensation for Fiscal Year 2024 — Outstanding Equity Awards at 2024 Fiscal Year-End” below for a description of the equity awards granted to Mr. Taneja. The Compensation Committee did not grant any equity awards in 2024 to our other NEOs, including our Chief Executive Officer.
The Compensation Committee meets periodically, including to approve equity award grants to our executives from time to time. We do not have, nor do we plan to establish, any program, plan or practice to time equity award grants in coordination with releasing material non-public information, and the Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards. Tesla has not timed the disclosure of material non-public information to affect the value of executive compensation. During 2024, there were no stock options granted to any NEO within four business days preceding, or within one business day after, the filing of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information.

Award Timing Method	The Compensation Committee granted an equity award to Mr. Taneja in October 2024, following the 2024 review of our compensation programs discussed in “Compensation Philosophy” above and considering his promotion in August 2023 to the role of Chief Financial Officer. Approximately 80% of Mr. Taneja’s equity award was granted as stock options and 20% of the award was granted as restricted stock units.The Compensation Committee did not grant any equity awards in 2024 to our other NEOs, including our Chief Executive Officer.During 2024, there were no stock options granted to any NEO within four business days preceding, or within one business day after, the filing of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards.
MNPI Disclosure Timed for Compensation Value	false